Long-Term Debt - Additional Information - Other (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Subsidiaries	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.41%		2.41%		2.19%
Foreign exchange (losses) gains	$ (9,546,000)	$ (66,000)	$ 16,384,000	$ (845,000)
Aggregate annual long-term debt principal repayments, 2015	54,000,000		54,000,000
Aggregate annual long-term debt principal repayments,2016	151,400,000		151,400,000
Aggregate annual long-term debt principal repayments,2017	192,900,000		192,900,000
Aggregate annual long-term debt principal repayments,2018	744,300,000		744,300,000
Aggregate annual long-term debt principal repayments,2019	70,300,000		70,300,000
Aggregate annual long-term debt principal repayments,thereafter	747,500,000		747,500,000
Long-term debt	1,960,409,000		$ 1,960,409,000		$ 1,924,124,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation			Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Number of subsidiaries maintaining restricted cash deposits | Subsidiaries			1
Minimum liquidity cash and cash equivalents	$ 50,000,000		$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents			5.00%
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	193.00%		193.00%
Collateral Cross Currency Swaps, Project Tenders, Leasing Arrangements, Dry-Docking, Emergency Repairs [Member]
Debt Instrument [Line Items]
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	$ 32,700,000		$ 32,700,000		23,000,000
Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility			2.80%
Term Loan [Member]
Debt Instrument [Line Items]
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	22,500,000		$ 22,500,000		$ 23,000,000
Loan Arrangement [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Long-term debt	181,200,000		181,200,000
Loan Arrangement [Member] | U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 92,000,000		$ 92,000,000